May 28, 2016
03.31 Fidelity Freedom Funds Combo PRO-04 | Fidelity Freedom® Income Fund
  Allocating assets among underlying Fidelity® funds according to a stable "neutral" asset allocation of approximately:
Domestic Equity Funds*	17
International Equity Funds*	7
Bond Funds*	46
Short-Term Funds*	30

* FMRC may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above.